Cover	Aug. 07, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	Bakkt Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39544
Entity Tax Identification Number	98-1550750
Entity Address, Address Line One	10000 Avalon Boulevard
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30009
City Area Code	678
Local Phone Number	534-5849
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001820302
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKKT
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	BKKT WS
Security Exchange Name	NYSE